Global Atlantic Balanced Managed Risk Portfolio

Portfolio of Investments (Unaudited)

March 31, 2021

	Shares/ Principal	Fair Value
Exchange Traded Funds - 95.9%
Debt Funds - 45.3%
BlackRock Short Maturity Bond ETF	31,560	$1,583,996
iShares 10+ Year Investment Grade Corporate Bond ETF	113,076	7,538,777
iShares 1-3 Year Treasury Bond ETF	9,176	791,430
iShares 3-7 Year Treasury Bond ETF	48,586	6,310,836
iShares 5-10 Year Investment Grade Corporate Bond ETF	5,342	316,407
iShares 7-10 Year Treasury Bond ETF	8,679	980,119
iShares Core Total USD Bond Market ETF	67,486	3,559,887
iShares Fallen Angels USD Bond ETF	27,341	799,451
iShares MBS ETF	7,281	789,406
iShares Trust iShares 1-5 Year Investment Grade Corporate Bond ETF	136,971	7,489,574
iShares U.S. Treasury Bond ETF	271,485	7,110,192
Total Debt Funds		37,270,075
Equity Funds - 50.6%
iShares Core MSCI EAFE ETF	62,578	4,508,745
iShares Core S&P 500 ETF	34,852	13,864,823
iShares Core S&P Mid-Cap ETF	11,971	3,115,812
iShares Core S&P Small-Cap ETF	38,522	4,180,793
iShares Global Tech ETF	2,560	787,763
iShares MSCI EAFE Growth ETF	15,644	1,571,596
iShares MSCI EAFE Value ETF	30,847	1,572,272
iShares MSCI USA Momentum Factor ETF	7,324	1,178,139
iShares MSCI USA Value Factor ETF	22,981	2,354,633
iShares ESG Aware MSCI USA ETF	82,650	7,510,405
iShares, Inc. iShares ESG Aware MSCI EM ETF	22,492	974,128
Total Equity Funds		41,619,109
Total Exchange Traded Funds (Cost - $64,958,522)		78,889,184
Short-Term Investments - 3.9%
Money Market Funds - 3.9%
Dreyfus Government Cash Management, 0.03%(a)	3,157,065	3,157,065
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 0.01%(a)	20,995	20,995

Total Short-Term Investments (Cost - $3,178,060)		3,178,060
Total Investments - 99.8% (Cost - $68,136,582)		$82,067,244
Other Assets Less Liabilities - Net 0.2%		152,302
Total Net Assets - 100.0%		$82,219,546

(a)	The rate shown is the annualized seven-day yield at period end.

Global Atlantic Balanced Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2021

Futures Contracts
	Counterparty	Number of Contracts	Expiration Date	Notional Value	Fair Value/Unrealized Appreciation (Depreciation)
Short Futures Contracts
E-Mini Russell 2000 Future	Goldman Sachs & Co.	4	6/18/2021	$444,500	$21,930
MSCI EAFE Future	Goldman Sachs & Co.	6	6/18/2021	657,600	1,280
MSCI Emerging Market Index Future	Goldman Sachs & Co.	2	6/18/2021	132,250	1,110
S&P 500 E-Mini Future	Goldman Sachs & Co.	9	6/18/2021	1,785,330	(17,977)
S&P MID 400 E-Mini Future	Goldman Sachs & Co.	2	6/18/2021	521,060	2,160

TOTAL NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS					$8,503